Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest	$ (1,158)	$ (1,858)	$ (2,748)
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest		(892)	(892)
Eventer [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest	(307)	(609)	(1,112)
Jeff's Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest	(793)	(382)	(795)
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest	7	25	51
Gix [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interests [Line Items]
Profit (loss) attributed to non-controlling interest	$ (65)